General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
General [Abstract]
Accumulated deficit	$ (129,211)		$ (120,436)
Generated losses	(8,775)	$ (6,952)
Operating activities	$ (8,148)	$ (6,850)